SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Allowance for credit losses at beginning of period	$ (15,206)	$ (9,720)
Decrease (increase) to allowance for the period	16	(1,641)
Write-off of credit losses	160	113
Allowance for credit losses at end of period	$ (15,030)	$ (11,248)